Retirement Benefit Obligations - Schedule of Expected Benefit Payments (Details) $ in Millions	Jun. 30, 2024 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	$ 75
2026	70
2027	69
2028	69
2029	67
2030 to 2034	318
Postretirement Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	7
2026	7
2027	6
2028	6
2029	5
2030 to 2034	22
Domestic Pension Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	20
2026	19
2027	19
2028	19
2029	19
2030 to 2034	87
Foreign Pension Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	48
2026	44
2027	44
2028	44
2029	43
2030 to 2034	$ 209